ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

        Accrued expenses and other current liabilities consist of the following at:

	December 31,
	2011	2012
Advance from customers	16,369,726	9,564,598
Payables for rental expenses	4,348,253	6,740,257
Business taxes and other tax payable	1,457,394	3,488,952
Payable of distribution and promotion fee	—	1,800,597
Other accounts payable to third parties	571,292	1,787,963
Payable of advertising fee	—	1,765,970
Accrued payroll, welfare and other social expenses	1,198,252	1,575,937
Accrued professional fee	832,368	814,966
Payable of production fee	—	525,603
Advance from third parties	79,442	80,256
Payables for acquisition of Alpha Speed Limited and Bona Starlight	2,383,260	—

Total	27,239,987	28,145,099

        Advance from customers represents upfront payments received from customers for licensing fees. Other accounts payable to third parties primarily represents payables to other suppliers. Payables for rental expenses represent rental expense payable for cinemas. Accrued payroll, welfare and other social expenses represent the payments of miscellaneous welfare expense, pension, and other social insurance to employees of the Group. Accrued professional fee mainly represents amounts payable to auditors and lawyers for professional services.